Organization and basis of presentation (Details) (USD $)	0 Months Ended		1 Months Ended	6 Months Ended	7 Months Ended
	May 01, 2013	Dec. 21, 2012	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Mar. 22, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Proceeds from Contributed Capital		$ 100,000,000
Ownership percentage in general partner of the operating partnership				100.00%	100.00%
Ownership interest in operating partnerhip		100.00%		100.00%	100.00%
Line of credit facility, maximum borrowing capacity						100,000,000
Sale of Stock, Number of Shares Issued in Transaction	17,250,000
Sale of Stock, Price Per Share	$ 18.75
Issuance of common stock, including stock option exercises	$ 309,500,000		$ 500,000	$ 323,427,000	$ 100,000,000